Expense Example, No Redemption {- Franklin Income Fund} - Franklin Custodian Funds-33 - Franklin Income Fund - Class C	Apr. 28, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 113
3 Years	355
5 Years	616
10 Years	$ 1,363